Investment and Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
INVESTMENT AND FAIR VALUE MEASUREMENT

5. INVESTMENT AND FAIR VALUE MEASUREMENT

Assets Measured at Fair Value on a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2021 and 2020:

December 31, 2021	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$23,527	$213,088	$-	$236,615
Non current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$23,527	$213,088	$77,200	$313,815

December 31, 2020	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,062	$28,318,882	$-	$28,384,944
Investments in derivatives
Warrants	-	-	4,289	4,289
Total assets at fair value	$66,062	$28,318,882	$4,289	$28,389,233

The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis during the years ended December 31, 2021 and 2020:

	Warrants	Common Stock
Balance at January 1, 2021	$4,289	$-
Change in unrealized (depreciation) appreciation, net	(4,289)	-
Additions	-	77,200
Balance at December 31, 2021	$-	$77,200
Net change in unrealized appreciation relating to investments still held at December 31, 2021	-	-

Balance at January 1, 2020	$203,320	$-
Change in unrealized depreciation	(199,031)	-
Balance at December 31, 2020	$4,289	$-
Net change in unrealized depreciation relating to investments still held at December 31, 2020	(198,549)	-

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of December 31, 2021 and 2020, which utilized significant unobservable internally-developed inputs:

December 31, 2021	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

December 31, 2020	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6 months 122%

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment. Any changes in carrying value are recorded within other income (loss), net in the consolidated statements of operations.

The following is a summary of unrealized gains and losses recorded in other income (loss), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2021, 2020 and 2019 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Upward adjustments	$-	$-	$1,017,468
Total unrealized gain for non-marketable investments	$-	$-	$1,017,468

The Group did not record any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the years ended December 31, 2021, 2020 and 2019.

The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2021 and 2020 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the investments:

	December 31, 2021	December 31, 2020
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	-	-
Total carrying value at the end of the year	$4,079,707	$4,079,707

For the year ended December 31, 2020, non-marketable investments with initial cost of $2,015,005 and accumulated upward adjustments of $1,017,468 were transferred into marketable securities, at fair value. There was no transferred of non-marketable investments into marketable securities for the year ended December 31, 2021.

Equity method investment, fair value option

In December 2021, one of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), issued Class A and Class B ordinary shares to various parties in exchange of licenses or cash. Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes. Upon the share issuance, the Group was holding 97.27% economic interest and 31.51% voting power in Libra. The Group lost the controlling interest in Libra because it was transferred to a third party, and therefore deconsolidated Libra. However, the Group still owns 97.27% economic interest and 31.51% voting power, which is deemed as having significant influence over Libra. As a result, the Group’s investment in Libra is subject to the equity method of accounting. The Group assessed that the fair value option can better reflect the true value of Libra. Pursuant to ASC 825 – Financial Instruments (“ASC 825”), the Group elected to apply the fair value option for its investments in Libra and will remeasure its investments in Libra at fair value every reporting period. For the year ended December 31, 2021, there was no change in fair value of equity method investment, at fair value.